Investment Objectives and Goals	Oct. 31, 2025
Leverage Shares 2X Long NET Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NET Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NET. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long OKTA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long OKTA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of OKTA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long OSCR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long OSCR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of OSCR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SBUX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SBUX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SBUX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SHOP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SHOP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SHOP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SPOT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SPOT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SPOT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TEM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TEM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GEMI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GEMI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GEMI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.